Other Income and Expenses - Summary of Other Operating Income (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jun. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Analysis of Income and Expense [line items]
Dilution gain		¥ 2,635	¥ 434
Gain on sale of land				¥ 2,461
Snow Corporation [member]
Disclosure of Analysis of Income and Expense [line items]
Dilution gain		2,310
Land [Member]
Disclosure of Analysis of Income and Expense [line items]
Sale price of land	¥ 5,050
Gain on sale of land	2,461
Gross carrying amount [member]
Disclosure of Analysis of Income and Expense [line items]
Carrying amount of land sold		¥ 2,166	¥ 2,390
Gross carrying amount [member] | Land [Member]
Disclosure of Analysis of Income and Expense [line items]
Carrying amount of land sold	¥ 2,584